Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income (loss)	$ (1,720,482)	$ 7,240,183	$ 3,530,331	$ (3,973,128)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of right to use asset		19,468	103,762	215,097
Impairment of right of use asset			769,684
Common stock issued for prepaid services		135,000		398,466
Depreciation and amortization	42,394	97,470	293,937	453,884
Gain on sale of marketable securities			(9,857,429)
Gain on disposition of assets – Red Earth			(337,460)
Gain on disposal of property and equipment			386,465
Income taxes payable			277,000
Gain on sale of cost method investments		(9,857,429)
Gain on sale of commercial building		(260,141)	(260,141)
Common stock issued for services			307,679
Common stock issued for wages payable			84
Gain on sale of luxury box	(44,444)		(355,556)
Stock-based compensation	6,710	7,841	136,579	41,122
Common stock issued for termination of participation rights agreement		630,000	630,000
Loss on conversion of related party note payable		310,526	310,526
Impairment of notes receivable and interest				18,345
Expenses paid on behalf of Company			150,000	36,405
Changes in operating assets and liabilities:
Accounts receivable	(10,850)	(5,666)	1,472	(16,131)
Prepaid expenses	(2,604)	(210,000)	421,945	(237,040)
Deposits		(700,444)	(990,000)	322,921
Accounts payable and accrued liabilities	799,166	(89,030)	(498,726)	1,306,632
Contract liabilities			1,404,444
Other current assets		(50,000)		156,229
Other current liabilities		66,352	(1,328,438)	1,328,438
Operating lease liability		(19,468)	(109,393)	(237,605)
Net cash provided by (used in) operating activities	(930,110)	(2,685,338)	(4,657,679)	(186,365)
Cash Flows from Investing Activities
Purchase of property and equipment, net of construction in progress		(111,039)	(322,574)	(35,477)
Proceeds from sale of commercial building		1,627,500	1,627,500
Purchase of marketable securities		(200,000)	(200,000)
Issuance of note receivable		(300,000)	(500,000)
Proceeds from the sale of marketable securities		10,207,429	10,207,429
Loan receivable	(98,151)		(40,165)
Net cash used in investing activities	(98,151)	11,223,890	10,772,190	(35,477)
Cash Flows from Financing Activities
Proceeds from notes payable – related party				264,000
Proceeds from the issuance of notes payable		300,000	300,000
Repayment of notes payable	(350,000)	(1,527,728)	(1,882,675)	(72,089)
Proceeds from the issuance of common stock				124,535
Proceeds from common stock issued for cash		50,000	50,000
Net cash provided by financing activities	(350,000)	(1,177,728)	(1,532,675)	316,446
Net increase in cash	(1,378,261)	7,360,824	4,581,836	94,604
Cash, beginning of period	4,699,372	117,536	117,536	22,932
Cash, end of period	3,321,111	7,478,360	4,699,372	117,536
Supplemental disclosure of cash flow information:
Interest paid		72,684	115,051	72,684
Income taxes paid
Non-cash investing and financing activities:
Common stock issued for prior period debt conversion				19
Common stock issued for stock subscriptions payable				10,000
Issuance of common stock for conversion of related party note payable		$ 100,000	$ 410,526